Stockholders' equity and dividend payment, Dividend Payments (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Nov. 19, 2025	Aug. 25, 2025	May 28, 2025	Feb. 25, 2025	Nov. 29, 2024	Aug. 30, 2024	May 31, 2024	Feb. 28, 2024	Nov. 28, 2023	Aug. 30, 2023	May 25, 2023	Feb. 24, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend Payments [Abstract]
Total payment	$ 28,944	$ 38,592	$ 24,091	$ 27,286	$ 35,522	$ 43,595	$ 46,786	$ 35,492	$ 30,590	$ 56,661	$ 37,487	$ 61,935	$ 118,913	$ 161,396	$ 186,672
Per common share (in dollars per share)	$ 0.18	$ 0.24	$ 0.15	$ 0.17	$ 0.22	$ 0.27	$ 0.29	$ 0.22	$ 0.19	$ 0.35	$ 0.23	$ 0.38	$ 0.74	$ 1	$ 1.15